Related Party Transactions (Details) - Tapestry Networks, Inc. - USD ($) $ in Millions	3 Months Ended		9 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020
Related Party Transaction [Line Items]
Due to related parties	$ 0.1	$ 0.1	$ 0.1	$ 0.1
Professional Fees
Related Party Transaction [Line Items]
Expenses from transactions with related party	$ 0.1	$ 0.1	$ 0.1	$ 0.1